Income taxes (Details 6) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IncomeTaxes [Line Items]
Deferred tax assets	$ 51,044,712	$ 54,528,648
Deferred Tax Liabilities, Net	118,729,946	131,582,558
Deferred tax liability (asset)	(67,685,234)	(77,053,910)	$ (70,809,083)
Accounts receivable impairment provision [Member]
IncomeTaxes [Line Items]
Deferred tax assets	1,435,200	1,216,921
Other non-tax expenses [Member]
IncomeTaxes [Line Items]
Deferred tax assets	14,468,076	7,984,991
Benefits to staff [Member]
IncomeTaxes [Line Items]
Deferred tax assets	4,538,995	3,785,361
Inventory impairment provision [Member]
IncomeTaxes [Line Items]
Deferred tax assets	997,834	283,440
Severance indemnity [Member]
IncomeTaxes [Line Items]
Deferred tax assets	10,700,542	8,649,423
Inventory valuation [Member]
IncomeTaxes [Line Items]
Deferred tax assets	2,738,985	2,311,192
Intangibles [Member]
IncomeTaxes [Line Items]
Deferred tax assets	318,970	294,209
Deferred Tax Liabilities, Net	18,499,476	17,505,666
Other Assets [Member]
IncomeTaxes [Line Items]
Deferred tax assets	17,632,929	22,334,415
Unused tax losses [member]
IncomeTaxes [Line Items]
Deferred tax assets	16,521,177	14,888,509
Property, plant and equipment depreciation [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	79,553,048	74,003,316
Agricultural operation expenses [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	6,143,794	6,123,595
Manufacturing indirect activation costs [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	5,948,931	5,786,780
Land [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	24,468,597	25,775,281
Other liabilitiess [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	2,424,096	9,607,733
Subtotal By Deferred Tax Assets [Member]
IncomeTaxes [Line Items]
Deferred tax assets	69,352,708	61,748,461
Deferred Tax Liabilities Offset [Member]
IncomeTaxes [Line Items]
Deferred tax assets	(18,307,996)	(7,219,813)
Subtotal By Deferred Tax Liabilities [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	137,037,942	138,802,371
Deferred tax assets offset [Member]
IncomeTaxes [Line Items]
Deferred Tax Liabilities, Net	$ (18,307,996)	$ (7,219,813)